Initial Public Offering (Detail) - $ / shares		5 Months Ended
	Nov. 27, 2020	Dec. 31, 2020	Jun. 05, 2020
Initial Public Offer [Line Items]
Sale of stock issue price per share			$ 1.00
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	16,377,622
IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	16,377,622	16,377,622
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	1,377,622
Common Class A [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	16,377,622
Sale of stock issue price per share	$ 10.00
Class of warrants or rights exercise price	$ 11.50
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Initial Public Offer [Line Items]
Stock issued during the period shares new issues	1,377,622